Loans to Third Parties - Schedule of Direct Loan Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Direct loan to third parties		$ 4,960,818
Direct Loans [Member]
Direct loan to third parties	$ 12,000,000
Borrower B [Member] | Direct Loans [Member]
Direct loan to third parties	$ 4,000,000	$ 1,900,000
Annual Interest rate	5.00%	8.00%
Due date	Aug. 06, 2019	Feb. 10, 2018
Borrower C [Member] | Direct Loans [Member]
Direct loan to third parties	$ 5,000,000
Annual Interest rate	15.00%
Due date	Jan. 28, 2019
Borrower D [Member] | Direct Loans [Member]
Direct loan to third parties	$ 3,000,000
Annual Interest rate	5.00%
Due date	Jul. 06, 2019
Borrower A [Member] | Direct Loans [Member]
Direct loan to third parties		$ 3,060,818
Annual Interest rate		14.00%
Due date		Mar. 26, 2018